STOCK OPTIONS (Details) - Schedule of Share-based Compensation, Stock Options, Activity (USD $)	12 Months Ended
Dec. 31, 2013
Number of Shares [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Compensation, Stock Options, Activity [Line Items]
Outstanding at December 31, 2012	0
Granted	210,000
Forfeited	0
Outstanding at December 31, 2013	210,000
Exercisable at December 31, 2013	0
Weighted-Average Exercise Price [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Compensation, Stock Options, Activity [Line Items]
Outstanding at December 31, 2012	$ 0
Granted	$ 2.07
Forfeited	$ 0
Outstanding at December 31, 2013	$ 2.07
Exercisable at December 31, 2013	$ 0
Weighted-Average Remaining Contractual Term [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Compensation, Stock Options, Activity [Line Items]
Outstanding at December 31, 2013	9 months